OTHER ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Defined benefit pension asset	$ 2	$ 0
Foreign currency forward contracts	1	0
Investment tax credit receivable	0	13
Other	0	1
Other assets	$ 3	$ 14